CAPITAL IMPROVEMENTS IN PROGRESS AND NEWBUILDINGS - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) vessel	Dec. 31, 2024 USD ($) vessel	Dec. 31, 2023 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 rig	Dec. 31, 2025 tanker	Dec. 31, 2025 contract	Dec. 31, 2024 USD ($)	Dec. 31, 2024 rig	Dec. 31, 2024 contract
Property, Plant and Equipment [Line Items]
Capital improvements in progress				$ 26,138				$ 15,758
Term of lease or charter	10 years
Interest costs capitalized	$ 8,400	$ 2,900	$ 5,500
Newbuilding Vessels
Property, Plant and Equipment [Line Items]
Number of newbuilding contracts | contract							5			5
Newbuilding Dual-Fuel Car Carriers
Property, Plant and Equipment [Line Items]
Number of newbuilding car carriers | vessel		2
Construction in progress
Property, Plant and Equipment [Line Items]
Number of vessels committed to vessel upgrades	3	4			2	1			2